Stock Options, Stock Appreciation Rights and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stock Options, Stock Appreciation Rights and Warrants [Abstract]
Schedule of Stock Option and SARs activity under the plan
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	3,275,000	$1.97	1.24	$1,923,170
Exercised in Q2 2015	(2,000)	$0.51	-	-
Granted in Q3 2015	1,455,000	$2.00	2.29	-
Outstanding September 30, 2015	4,728,000	$1.98	1.67	$59,440

Exercisable at September 30, 2015	4,728,000	$1.98	1.67	$59,440

Outstanding at January 1, 2016	4,728,000	$1.98	1.41	$26,240
Exercised in Q2 2016	(2,000)	$0.85
Expired Q2 2016	(2,000)	$0.85
Outstanding September 30, 2016	4,724,000	$1.98	0.65	$-

Exercisable at September 30, 2016	4,724,000	$1.98	0.65	$-

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	2,285,000	$1.72	1.43	$1,100
Granted in Q1 2014	40,000	$1.80	5.06	–
Granted in Q4 2014	950,000	$2.55	1.01	–
Outstanding December 31, 2014	3,275,000	$1.97	1.24	$1,923,170

Exercisable at December 31, 2014	3,265,000	$1.97	1.24	$1,915,670

Outstanding at January 1, 2015	3,275,000	$1.97	1.24	$1,923,170
Exercised in Q2 2015	(2,000)	$0.51	–	–
Granted in Q3 2015	1,455,000	$2.00	2.03	–
Outstanding December 31, 2015	4,728,000	$1.98	1.41	$26,240

Exercisable at December 31, 2015	4,728,000	$1.98	1.41	$26,240

Schedule of non-vested stock options
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Non-vested shares at January 1, 2015	10,000	$1.80	4.30
Vested in Q1 2015	(10,000)	$1.80	4.30
Non-vested shares at September 30, 2015	-	-	-

Non-vested shares at January 1, 2016	-	-	-
Non-vested shares at September 30, 2016	-	-	-

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Non-vested shares at January 1, 2014	–	–	–
Granted in Q1 2014	40,000	$1.80	5.00
Vested in Q1 2014	(30,000)	$1.80	4.81
Non-vested shares at December 31, 2014	10,000	$1.80	4.30

Non-vested shares at January 1, 2015	10,000	$1.80	4.30
Vested in Q1 2015	(10,000)	$1.80	4.30
Non-vested shares at December 31, 2015	–	–	–

Schedule of issued and outstanding Stock Options and SARs
Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007	160,000	160,000	$1.25	March 31, 2017
2008	150,000	150,000	$2.60	September 23, 2018
2012	1,965,000	1,965,000	$1.70	December 31, 2016
2012	2,000	2,000	$1.70	April 12, 2017
2013	2,000	2,000	$1.38	January 14, 2018
2014	40,000	40,000	$1.80	March 27, 2019
2014	950,000	950,000	$2.55	December 31, 2016
2015	1,455,000	1,455,000	$2.00	December 31, 2017
Totals	4,724,000	4,724,000

Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007	160,000	160,000	$1.25	March 31, 2017
2008	150,000	150,000	$2.60	September 23, 2018
2011	4,000	4,000	$0.85	May 16, 2016
2012	1,965,000	1,965,000	$1.70	December 31, 2016
2012	2,000	2,000	$1.70	April 12, 2017
2013	2,000	2,000	$1.38	January 14, 2018
2014	40,000	40,000	$1.80	March 27, 2019
	950,000	950,000	$2.55	December 31, 2016
2015	1,455,000	1,455,000	$2.00	December 31, 2017
Totals	4,728,000	4,728,000

Schedule of non-qualified stock options and SARs outstanding
	Stock Options Outstanding			Exercisable

Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$ 1.01 - $2.00	3,624,000	1.80	0.70	3,624,000	1.80
$ 2.01 - $3.00	1,100,000	2.56	0.49	1,100,000	2.56
Totals	4,724,000	$1.98	0.65	4,724,000	$1.98

	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	4,000	$0.85	0.38	4,000	$0.85
$1.01 - $2.00	3,624,000	1.80	1.46	3,624,000	1.80
$2.01 - $3.00	1,100,000	2.56	1.26	1,100,000	2.56
Totals	4,728,000	$1.98	1.41	4,728,000	$1.98